STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
NET LOSS	$ (221,669)	$ (177,830)	$ (408,328)	$ (838,999)
Adjustments to Reconcile Net Loss to Net Cash Used for by Operating Activities:
Depreciation and Amortization	5,370	12,242	43,031	54,282
Allowance for Doubtful Accounts			12,152	(50,620)
Amortization of Debt Discount and Debt Issue Costs	150,810	16,150	206,680	120,230
Derivative Expense	28,797
Change in Fair Value of Derivative	(6,278)	(14,400)	(176,841)	(60,206)
Allowance for Doubtful Account - Receivable Other			72,500
Share-Based Services				242,900
Share-Based Financing Costs				595,160
Gain on Sale of Subsidiary				(225,000)
Loss on Disposal of Equipment				18,945
Sales returns and allowances reserve				(34,808)
Changes in Assets and Liabilities
(Increase) Decrease in Accounts Receivable	2,070	54,901	76,418	(81,897)
(Increase) Decrease in Inventory	(145,265)	115,009	73,286	(245,909)
(Increase) Decrease in Prepaid Expenses	(11,570)	(18,164)	(5,510)	(6,416)
(Increase) Decrease in Other Receivable	65,000
(Decrease) Increase in Accounts Payable and Accrued Expenses	91,171	(132,393)	(160,290)	147,535
Total Adjustments	(41,564)	(144,485)	141,426	474,196
Net Cash Used for Operating Activities	(41,564)	(144,485)	(266,902)	(364,803)
Investing Activities:
Capital Expenditures	(10,640)	(8,617)	(29,493)	(28,910)
Proceeds from Subsidiary	(828)
Proceeds from Sale of Subsidiary		37,500	37,500	50,000
Payments for Disposal				(2,145)
Net Cash Provided by Investing Activities	(11,468)	28,883	8,007	18,945
Financing Activities:
Increase (Decrease) in Cash Overdraft		72,776		(13,717)
Advances of Bank Lines of Credit - Net	18,172	2,606
Repayments of Bank Lines of Credit - Net			(59,569)	(21,098)
Proceeds from Convertible Debt	32,500		566,000	160,000
Repayments of Notes Payable	(3,284)	(8,743)	(37,689)	(36,647)
Advances from Stockholder - Net	(101,842)	50,015	5,485	256,018
Repayments of Capital Leases		(5,314)	(14,656)	(24,436)
Deferred Financing Costs			(46,700)
Deferred Offering Costs	(2,500)		(30,000)
Proceeds from Sale of Stock				30,000
Net Cash Provided by Financing Activities	(56,954)	111,340	382,871	350,120
Net Change in Cash	(109,986)	(109,986)	123,976	4,262
Cash - Beginning of Periods	128,238	4,262	4,262
Cash - End of Periods	18,252	18,252	128,238	4,262
Cash paid during the years for:
Interest			56,000	67,000
Income Taxes
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Debt Discount from Fair Value of Imbedded Derivative	32,500	12,478	391,437	118,336
Issuance of Common Stock for Deferred Offering Costs			51,250	535,160
Issuance of Convertible Debt for Bank Line of Credit			36,971	699,999
Issuance of Common Stock for Vendor Payables			65,781	247,000
Issuance of Common Stock for Accrued Payroll - Related Party		23,558	23,558	70,833
Issuance of Common Stock for Convertible Debt and Accrued Interest		56,644	300,376	65,750
Issuance of Convertible Debt for Notes Payable			72,371
Issuance of Convertible Debt for Deferred Financing Costs			20,774
Issuance of Convertible Debt for Deferred Offering Cost			93,750
Issuance of Common Stock for Stockholder Advances				401,759
Notes Payable Settled with Inventory				21,500
Issuance of Common Stock for Share Liability				180,000
Conversion of Convertible Debt and Accrued Interest for Common Stock	135,232
Reclassification of Derivative Liability to Additional Paid in Capital	27,373
Issuance of Convertible Note for Settlement Agreement		$ 25,000